Note 17 - Subsequent Events (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 22, 2018 CAD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2016
Statement Line Items [Line Items]
Shares issued in lieu of exercise of stock options		127,845	325,671
Number of share options exercised in share-based payment arrangement, cashless		225,000	1,125,001	1,125,001
Number of share options cancelled during the period		97,155	799,330
Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement		682		27,918
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Shares issued in lieu of exercise of stock options	21,964
Number of share options exercised in share-based payment arrangement, cashless	75,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 9.61
Number of share options cancelled during the period	53,036
Major ordinary share transactions [member] | Restricted share units [member]
Statement Line Items [Line Items]
Number of shares issued for conversions of convertible instruments	2,495
Number of other equity instruments exercised or vested in share-based payment arrangement	2,495